Financial Risk Management and Fair Values of Financial Instruments - Details of Exposure to Currency Risk Arising from Recognized Monetary Assets or Liabilities Denominated in a Currency Other Than Functional Currency (Detail) - Currency Risk [member] - TWD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets, class [member] | US$ [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Financial assets, class [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%
Financial assets, class [member] | RMB [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Financial liabilities, class [member] | US$ [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Financial liabilities, class [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Change in exchange rate	5.00%	5.00%	5.00%
Profit and Loss [member] | Financial assets, class [member] | US$ [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	$ 309,798	$ 258,959	$ 230,037
Profit and Loss [member] | Financial assets, class [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	699	2,757	2,052
Profit and Loss [member] | Financial assets, class [member] | RMB [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	3,113	2,984	1,211
Profit and Loss [member] | Financial liabilities, class [member] | US$ [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	187,606	38,809	32,509
Profit and Loss [member] | Financial liabilities, class [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect of change in exchange rate	$ 19,483	$ 13,349	$ 11,971